Risk and Uncertainties (Details Narrative) - Supplier Concentration Risk [Member]	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Accounts Payable [Member] | Supplier [Member]
Product Information [Line Items]
Concentration of risk			81.00%		85.00%	84.00%
Operating Cost [Member] | One Vendor [Member]
Product Information [Line Items]
Concentration of risk	36.00%	28.00%	32.00%	28.00%	31.00%	32.00%
Operating Cost [Member] | No Vendor [Member]
Product Information [Line Items]
Concentration of risk	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%